Columbia Variable Portfolio – Select Large Cap Value Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 6.0%
Diversified Telecommunication Services 4.5%
Verizon Communications, Inc.	2,023,043	101,556,758
Interactive Media & Services 1.5%
Alphabet, Inc., Class A	122,621	35,260,895
Total Communication Services		136,817,653
Consumer Discretionary 3.4%
Specialty Retail 3.4%
Lowe’s Companies, Inc.	326,468	77,137,859
Total Consumer Discretionary		77,137,859
Consumer Staples 6.9%
Beverages 4.0%
Constellation Brands, Inc., Class A	595,151	89,272,650
Tobacco 2.9%
Philip Morris International, Inc.	400,150	66,160,801
Total Consumer Staples		155,433,451
Energy 10.2%
Energy Equipment & Services 2.7%
TechnipFMC PLC	879,555	60,803,637
Oil, Gas & Consumable Fuels 7.5%
Chevron Corp.	263,961	54,613,531
Marathon Petroleum Corp.	224,131	54,728,307
Williams Companies, Inc. (The)	824,801	60,029,017
Total		169,370,855
Total Energy		230,174,492
Financials 18.5%
Banks 9.7%
Bank of America Corp.	1,103,984	53,819,220
Citigroup, Inc.	501,236	56,845,175
JPMorgan Chase & Co.	173,450	51,022,052
Wells Fargo & Co.	742,507	59,110,982
Total		220,797,429
Capital Markets 2.7%
Morgan Stanley	364,392	59,967,991
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.6%
Capital One Financial Corp.	201,427	36,746,328
Insurance 4.5%
American International Group, Inc.	816,557	61,445,914
MetLife, Inc.	556,736	39,372,370
Total		100,818,284
Total Financials		418,330,032
Health Care 12.1%
Health Care Providers & Services 9.6%
Centene Corp.(a)	1,274,198	41,717,243
Cigna Group (The)	225,695	60,204,141
CVS Health Corp.	962,685	69,140,037
Tenet Healthcare Corp.(a)	242,226	45,710,468
Total		216,771,889
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	956,551	58,014,818
Total Health Care		274,786,707
Industrials 11.9%
Aerospace & Defense 5.5%
Boeing Co. (The)(a)	339,895	67,649,302
RTX Corp.	292,540	56,430,966
Total		124,080,268
Ground Transportation 2.5%
CSX Corp.	1,360,246	55,838,098
Machinery 2.0%
Caterpillar, Inc.	63,164	44,749,168
Passenger Airlines 1.9%
Southwest Airlines Co.	1,173,297	44,080,768
Total Industrials		268,748,302
Information Technology 14.7%
Electronic Equipment, Instruments & Components 2.6%
Corning, Inc.	445,604	60,588,776
IT Services 3.4%
EPAM Systems, Inc.(a)	565,788	76,607,695

Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.4%
Applied Materials, Inc.	192,728	65,872,503
Broadcom, Inc.	108,427	33,559,241
Total		99,431,744
Software 4.3%
Salesforce, Inc.	453,148	84,589,137
Teradata Corp.(a)	483,863	12,401,409
Total		96,990,546
Total Information Technology		333,618,761
Materials 5.7%
Metals & Mining 5.7%
Barrick Mining Corp.	1,271,526	51,865,546
Freeport-McMoRan, Inc.	1,333,908	78,407,112
Total		130,272,658
Total Materials		130,272,658
Real Estate 3.5%
Specialized REITs 3.5%
American Tower Corp.	460,587	79,488,104
Total Real Estate		79,488,104
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.1%
Electric Utilities 3.0%
PG&E Corp.	3,884,410	68,249,084
Independent Power and Renewable Electricity Producers 3.1%
AES Corp. (The)	5,023,400	70,779,706
Total Utilities		139,028,790
Total Common Stocks (Cost $1,754,802,990)		2,243,836,809

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	17,199,108	17,192,229
Total Money Market Funds (Cost $17,192,898)		17,192,229
Total Investments in Securities (Cost: $1,771,995,888)		2,261,029,038
Other Assets & Liabilities, Net		6,249,390
Net Assets		2,267,278,428
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	62,956,008	208,677,322	(254,441,330)	229	17,192,229	(4,451)	300,044	17,199,108
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7020_(05/26)